Schedule of Recognized Profit or Loss (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Interest expenses on lease liability	₪ 820	₪ 726	₪ 719
Variable lease payments not included in the measurement of the lease liability	1,152	1,330	988
Total	₪ 1,972	₪ 2,056	₪ 1,707